Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 85.8%
iShares Core MSCI Total International Stock ETF(b)	38,888,647	$2,268,763,666
iShares Developed Real Estate Index Fund, Class K	31,795,685	278,530,202
Large Cap Index Master Portfolio	$3,134,273,538	3,134,273,538
Master Small Cap Index Series	$117,248,279	117,248,279

		5,798,815,685

Fixed Income Funds — 14.1%
iShares TIPS Bond ETF	1,738,382	219,905,323
U.S. Total Bond Index Master Portfolio	$729,124,606	729,124,606

		949,029,929

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	19,433,590	$19,451,081
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	13,121,775	13,121,775

		32,572,856

Total Affiliated Investment Companies — 100.4% (Cost: $5,804,043,252)		6,780,418,470
Liabilities in Excess of Other Assets — (0.4)%		(25,319,258)

Net Assets — 100.0%		$6,755,099,212

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$19,466,458	(a)	$—		$(13,611)	$(1,766)	$19,451,081	19,433,590	$45,130	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,155,509	(c)	—		(5,033,734	)(a)	—	—	13,121,775	13,121,775	66,695		—
iShares Core MSCI Total International Stock ETF	2,170,643,648	(c)	348,827,057	(d)	(139,924,708)		(16,233,540)	(94,548,791)	2,268,763,666	38,888,647	21,062,683		—
iShares Developed Real Estate Index Fund, Class K	256,698,100	(c)	72,943,017	(d)	—		—	(51,110,915)	278,530,202	31,795,685	3,579,034		—
iShares TIPS Bond ETF	187,485,010	(c)	47,189,856	(d)	(29,967,187)		313,009	14,884,635	219,905,323	1,738,382	874,625		—
Large Cap Index Master Portfolio	2,885,481,089	(c)	85,715,130	(a)	—		(38,808,991)	201,886,310	3,134,273,538	$3,134,273,538	39,279,700		—
Master Small Cap Index Series	135,100,281	(c)	—		(14,033,462	)(a)	215,024	(4,033,564)	117,248,279	$117,248,279	1,040,297		—
U.S. Total Bond Index Master Portfolio	521,851,101	(c)	215,298,854	(a)	—		4,525,623	(12,550,972)	729,124,606	$729,124,606	10,662,877		—

							$(50,002,486)	$54,524,937	$6,780,418,470		$76,611,041		$—

(a)	Represents net amount purchased (sold) by the Fund and the LifePath Index Master Portfolio.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents value held by the LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents amount purchased by the Fund and the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020 Fair Value Hierarchy as of Period End (continued)	BlackRock LifePath® Index 2040 Fund

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$2,547,293,868	$—	$—	$2,547,293,868
Fixed Income Funds	219,905,323	—	—	219,905,323
Money Market Funds	32,572,856	—	—	32,572,856

	$2,799,772,047	$—	$—	2,799,772,047

Investments Valued at NAV(a)				3,980,646,423

				$6,780,418,470

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

2